Other Assets - Summary of Other assets (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of Other Assets [line items]
Investments in subleases	$ 619	$ 625
Sub lease income	42	$ 43
Next five years [member]
Disclosure of Other Assets [line items]
Future lease payments	546
Over five years until expiry of subleases [member]
Disclosure of Other Assets [line items]
Future lease payments	$ 329